Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Accrued Expenses and Other Current Liabilities
24.	Accrued Expenses and Other Current Liabilities

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	53,433	48,898
Accrued taxes and related expenses (Note 27)	11,645	9,922
Unearned revenues (Note 22)	8,039	6,990
Liability from redemption of preferred shares (Notes 20 and 28)	7,870	7,883
Accrued employee benefits and other provisions (Notes 25, 26 and 28)	6,599	6,214
Accrued interests and other related costs (Notes 21 and 28)	1,176	1,412
Provision for claims and assessments (Note 27)	—	897
Others (Note 10)	1,978	10,900
	90,740	93,116

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Other accrued expenses and other current liabilities are non-interest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.  The account as at December 31, 2016 includes the unpaid portion of PLDT’s investments in VTI, Bow Arken and Brightshare.  See Note 10 – Investments in Associates and Joint Ventures – Investments of PLDT in VTI, Bow Arken and Brightshare.